CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (12,618,254)	$ (151,256,961)	$ 26,475,960
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	3,067,349	585,502	627,169
Depreciation and amortization	10,875,940	16,410,245	5,150,952
Impairment loss on intangible assets and goodwill		145,720,504
Loss on disposal of fixed assets	3,162	61,056	30,005
Gain on disposal of equity interest in a subsidiary	(175,903)
Share of losses (profits) from equity method investees	(230,280)	109,989	998,606
Share-based compensation	817,673	947,505	4,332,111
Finance cost on consideration payable	368,682	664,246
Deferred tax	(956,260)	(18,008,959)	(183,138)
Changes in operating assets and liabilities:
Accounts receivable	(16,512,238)	(9,237,956)	620,661
Amounts due from related parties	505,073	1,307,017	891,092
Prepaid expenses and other current assets	(10,328,029)	(13,676,430)	(3,971,230)
Accounts payable	2,364,875	7,484,947	1,073,962
Accrued expenses and other current liabilities	5,791,432	(1,686,546)	1,552,425
Amounts due to related parties	(407,954)	811,541	(573,255)
Income tax payable	(182,326)	(2,446,445)	2,371,947
Net cash provided by (used in) operating activities	(17,617,058)	(22,210,745)	39,397,267
CASH FLOWS FROM INVESTING ACTIVITIES:
Settlements of consideration payable	(1,321,189)	(68,509,178)	(64,249,402)
Net cash inflow from acquisition of subsidiaries		3,840,983
Acquisitions of fixed assets	(2,300,424)	(3,435,173)	(1,408,117)
Acquisitions of intangible assets		(133,095)	(234,599)
Restricted cash	68,831,080	38,607,862	(64,368,455)
Deposits for acquisitions of subsidiaries			(40,000,000)
Investment in other investments	(157,423)		(389,048)
Net cash inflow from disposal of equity interest in a subsidiary	72,580
Net cash (used in) provided by investing activities	65,124,624	(29,628,601)	(170,649,621)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	20,465,028	78,181,484	41,531,294
Repayment of bank loans	(123,812,507)	(42,849,029)
Proceeds from issuance of common shares	68,996,741	12,901,247
Proceeds from exercise of share options	92,840	157,533	918,282
Share repurchases	(1,877,565)		(5,037,171)
Payments of direct offering expenses			(278,902)
Dividend paid to a noncontrolling shareholder		(50,492)
Net cash provided by (used in) financing activities	(36,135,463)	48,340,743	37,133,503
Effect of changes in exchange rate	1,726,190	1,875,852	(295,348)
Net (decrease) increase in cash and cash equivalents	13,098,293	(1,622,751)	(94,414,199)
Cash and cash equivalents at the beginning of the year	67,211,336	68,834,087	163,248,286
Cash and cash equivalents at the end of the year	80,309,629	67,211,336	68,834,087
Supplemental disclosure of cash flow information:
Income taxes paid	329,907	2,253,115	159,445
Interest paid	4,347,895	4,397,583
Non-cash investing and financing activities:
Shares issued as part of consideration for acquisition of subsidiaries (Note 3)		$ 67,567,386